SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	$ 6,200.0	$ 3,200.0
Dividends payable on common shares	2,694.5	1,375.4
Common equities
Significant Accounting Policies [Line Items]
Dividends payable on common shares	2,694.5
Series B Preferred Stock
Significant Accounting Policies [Line Items]
Dividends payable on common shares	13.4			$ 13.4	$ 13.4	$ 13.4	$ 13.4	$ 13.5
Parent Company
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	6,200.0	3,200.0	$ 2,900.0
Dividends payable on common shares	2,694.5	1,375.4
Origination of Notes Receivable from Related Parties	0.0	$ 8.0	$ 150.0
Other Significant Noncash Transaction, Value of Consideration Received	225.0
Parent Company | Series B Preferred Stock
Significant Accounting Policies [Line Items]
Dividends payable on common shares	13.4
Parent Company | Common equities
Significant Accounting Policies [Line Items]
Dividends payable on common shares	$ 2,694.5